SHARE CAPITAL AND RESERVES (Details 1)		12 Months Ended
	Aug. 09, 2018 Year	Nov. 30, 2018 CAD ($) Year	Nov. 30, 2017 CAD ($) Year	Nov. 30, 2016 CAD ($) Year
Disclosure of reserves within equity [abstract]
Risk-free interest rate	2.09%	2.09%	1.28%	0.00%
Dividend yield		0.00%	0.00%	0.00%
Expected life | Year	0.94	0.94	5	0
Volatility	127.00%	127.00%	120.00%	0.00%
Weighted average fair value per option | $		$ 2.08	$ 2.40	$ 0